Document and Entity Information	Sep. 23, 2024
Prospectus:
Document Type	497
Entity Central Index Key	0001771146
Entity Registrant Name	ETF Opportunities Trust
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Period End Date	Apr. 18, 2025
Document Creation Date	Apr. 18, 2025
Document Effective Date	Apr. 18, 2025
Prospectus Date	Sep. 23, 2024
T-REX 2X LONG GME DAILY TARGET ETF | T-REX 2X LONG GME DAILY TARGET ETF
Prospectus:
Trading Symbol	GMEU
T-REX 2X LONG DJT DAILY TARGET ETF | T-REX 2X LONG DJT DAILY TARGET ETF
Prospectus:
Trading Symbol	DJTU
T-REX 2X LONG RBLX DAILY TARGET ETF | T-REX 2X LONG RBLX DAILY TARGET ETF
Prospectus:
Trading Symbol	RBLU
T-REX 2X LONG ARM DAILY TARGET ETF | T-REX 2X LONG ARM DAILY TARGET ETF
Prospectus:
Trading Symbol	ARMU
T-REX 2X LONG SNOW DAILY TARGET ETF | T-REX 2X LONG SNOW DAILY TARGET ETF
Prospectus:
Trading Symbol	SNOU